Financial risk review - Schedule of Financial Assets that are Either Past Due or Impaired (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Credit risk
Loans	$ 7,195,567	$ 6,763,020
Stage 1
Credit risk
Loans	6,873,737	6,634,190
Stage 2
Credit risk
Loans	311,723	98,723
Stage 3
Credit risk
Loans	10,107	30,107
Current
Credit risk
Loans	7,185,460	6,732,913
Current | Stage 1
Credit risk
Loans	6,873,737	6,634,190
Current | Stage 2
Credit risk
Loans	311,723	98,723
Current | Stage 3
Credit risk
Loans	0	0
Defaulters
Credit risk
Loans		20,000
Defaulters | Stage 1
Credit risk
Loans		0
Defaulters | Stage 2
Credit risk
Loans		0
Defaulters | Stage 3
Credit risk
Loans		20,000
Past due
Credit risk
Loans	10,107	10,107
Past due | Stage 1
Credit risk
Loans	0	0
Past due | Stage 2
Credit risk
Loans	0	0
Past due | Stage 3
Credit risk
Loans	$ 10,107	$ 10,107